Onerous contracts (Tables)	12 Months Ended
Dec. 31, 2019
Onerous contracts [Abstract]
Onerous Contracts
Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2019	2018
Onerous lease commitments	-	10.2
Onerous rig construction contracts acquired	71.3	71.3
Total onerous contracts	71.3	81.5